Transactions with Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Sponsor [Member]	Dec. 31, 2012 Sponsor [Member]
Related Party Transaction [Line Items]
Annual payment under the agreement	$ 2.5	$ 2.5	$ 2.5	$ 2.5
Related party management agreement, term	10 years
Agreement termination fee				$ 7.5	$ 7.5
Agreement expiration date				May 31, 2018
Percentage of common stock held by investment funds affiliated with sponsor				64.30%